Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other assets
Assets:
Available-for-sale securities	$ 254	$ 266
Other Current Assets
Assets:
Derivative financial instruments	1,249	644
Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments	7
Fair Value Measurements, Level 1 | Other assets
Assets:
Available-for-sale securities	254	266
Fair Value Measurements, Level 2 | Other Current Assets
Assets:
Derivative financial instruments	1,249	$ 644
Fair Value Measurements, Level 2 | Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments	$ 7